Income Taxes - Schedule of Components of the Provision For Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Current	$ 1,177,463	$ 823,991
Deferred	(298,330)	(388,575)
State
Current	0	0
Deferred	0	0
Change in valuation allowance	298,330	388,575
Income tax provision	$ 1,177,463	$ 823,991